Partners' Equity and Net Income Per Unit - Summary of Issuances of Common Units (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended						12 Months Ended
	Nov. 30, 2014	Dec. 31, 2013	May 31, 2013	Apr. 30, 2013	Sep. 30, 2012	Jul. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Capital Unit [Line Items]
Number of Common Units Issued					7,778,832		213,350	85,508
Number of Common Units Issued	6,704,888	1,750,000	1,446,654	2,056,202		1,700,022
Offering Price	$ 26.10	$ 30.50	$ 30.60	$ 29.18	$ 27.65	$ 26.47		$ 30.50
Revolving Credit Facility [Member]
Capital Unit [Line Items]
Gross Proceeds, Sold in public and continuing offering program					$ 219.5
Net proceeds from equity offerings					211.4
Teekay Corporation's Ownership After the Offering					29.36%
Liquefied Natural Gas Carrier New Building [Member]
Capital Unit [Line Items]
Gross Proceeds, Private placement						45.9
Net proceeds from equity offerings						45.8
Teekay Corporation's Ownership After the Offering						32.30%
General Partnership Capital And Newbuilding Shuttle Tankers [Member]
Capital Unit [Line Items]
Gross Proceeds, Private placement				61.2
Net proceeds from equity offerings				61.2
Teekay Corporation's Ownership After the Offering				28.67%
Liquefied Natural Gas Carrier Acquisition [Member]
Capital Unit [Line Items]
Gross Proceeds, Private placement			45.1
Net proceeds from equity offerings			45.1
Teekay Corporation's Ownership After the Offering			29.91%
General Partnership Capital [Member]
Capital Unit [Line Items]
Gross Proceeds, Private placement	178.6							54.5
Gross Proceeds, Sold in public and continuing offering program		2.8					7.8
Net proceeds from equity offerings	$ 178.5	$ 2.4					$ 7.6	$ 54.4
Teekay Corporation's Ownership After the Offering	27.26%							29.31%